Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.10 per share (the "Common Stock")
Amount Registered | shares	2,505,513
Proposed Maximum Offering Price per Unit	199.64
Maximum Aggregate Offering Price	$ 500,200,615.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,077.70
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 2,005,513 shares of the registrant's Common Stock that are issuable upon the exercise of the Pre-Funded Warrants referenced below.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Pre-funded warrants to purchase Common Stock
Amount Registered | shares	2,005,513
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents the sum of the Pre-Funded Warrants' sales price of $199.54 (with a nominal exercise price of $0.10 per share remaining unpaid as of the issuance date) per share of Common Stock issuable upon exercise of the Pre-Funded Warrants. Pursuant to Rule 457(g), the entire fee is allocated to the Common Stock underlying the Pre-Funded Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Warrants to purchase Common Stock
Amount Registered | shares	6,992,382
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Pursuant to Rule 457(g), the entire fee is allocated to the combined Common Stock underlying the Series A, Series B, Series C and Series D Common Warrants.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Amount Registered | shares	2,203,978
Proposed Maximum Offering Price per Unit	226.8625
Maximum Aggregate Offering Price	$ 499,999,959.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,049.99
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents shares of Common Stock issuable upon the exercise of the Series A Common Warrants. Each Series A Common Warrant will entitle the warrant holder to purchase one share of Common Stock at a price of $226.8625 per share.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Amount Registered | shares	1,836,648
Proposed Maximum Offering Price per Unit	272.235
Maximum Aggregate Offering Price	$ 499,999,868.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,049.98
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents shares of Common Stock issuable upon the exercise of the Series B Common Warrants. Each Series B Common Warrant will entitle the warrant holder to purchase one share of Common Stock at a price of $272.2350 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Amount Registered | shares	1,574,270
Proposed Maximum Offering Price per Unit	317.6075
Maximum Aggregate Offering Price	$ 499,999,959.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,049.99
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents shares of Common Stock issuable upon the exercise of the Series C Common Warrants. Each Series C Common Warrant will entitle the warrant holder to purchase one share of Common Stock at a price of $317.6075 per share.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Amount Registered | shares	1,377,486
Proposed Maximum Offering Price per Unit	362.98
Maximum Aggregate Offering Price	$ 499,999,868.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,049.98
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act. Represents shares of Common Stock issuable upon the exercise of the Series D Common Warrants. Each Series D Common Warrant will entitle the warrant holder to purchase one share of Common Stock at a price of $362.9800 per share.